UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6692

Name of Fund:  BlackRock MuniYield California Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield California Insured Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
California - 130.7%

    $   7,000   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                Medical Center), 6% due 12/01/2029 (a)                                                                $     7,447

        2,350   Alameda, California, GO, 5% due 8/01/2033 (f)                                                               2,470

        5,665   Alhambra, California, Unified School District, GO (Election of 2004), Series A, 5% due 8/01/2029 (b)        5,990

        3,580   Anaheim, California, Public Financing Authority, Electric System Distribution Facilities Revenue
                Bonds, Series A, 5% due 10/01/2031 (e)                                                                      3,732

        2,400   Anaheim, California, Union High School District, GO (Election of 2002), 5% due 8/01/2027 (f)                2,508

        3,675   Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.80% due
                4/01/2007 (f)(g)                                                                                            3,725

          255   Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds (California
                Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)                                                   257

        3,990   Brentwood, California, Infrastructure Refinancing Authority, Infrastructure Revenue Refunding Bonds,
                Series A, 5.20% due 9/02/2029 (e)                                                                           4,205

        3,215   California Community College Financing Authority, Lease Revenue Bonds, Series A, 5.95% due
                12/01/2009 (f)(g)                                                                                           3,473

        1,100   California Community College Financing Authority, Lease Revenue Bonds, Series A, 6% due
                12/01/2009 (f)(g)                                                                                           1,190

        5,000   California Educational Facilities Authority Revenue Bonds (University of San Diego), Series A, 5.50%
                due 10/01/2032                                                                                              5,332

       10,765   California Educational Facilities Authority, Student Loan Revenue Bonds (CalEdge Loan Program), AMT,
                5.55% due 4/01/2028 (a)                                                                                    11,062

           20   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.70% due 8/01/2033 (e)(n)                   20

           30   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.67% due 8/01/2023 (a)(n)                   30

          215   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.67% due 8/01/2032 (a)(n)                  215

        6,700   California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.65% due 2/01/2033 (a)(n)                     6,700

        2,750   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), Series A,
                5.50% due 6/01/2022 (e)(i)                                                                                  2,865

          320   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed
                Securities Program), AMT, Series A, 6.35% due 12/01/2029 (c)(d)                                               323

          160   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed
                Securities Program), AMT, Series B, 6.25% due 12/01/2031 (d)                                                  163

       12,680   California State Department of Veteran Affairs, Home Purchase Revenue Refunding Bonds, Series A,
                5.35% due 12/01/2027 (a)                                                                                   13,482


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock MuniYield California Insured Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
California (concluded)

     $    860   California State, GO, 6.25% due 10/01/2019 (f)                                                        $       864

        3,000   California State, GO, Refunding, 5.25% due 2/01/2029                                                        3,169

        3,000   California State, GO, Refunding, Series BX, 5.50% due 12/01/2031 (e)                                        3,015

        4,530   California State Public Works Board, Lease Revenue Bonds (Department of Corrections-Ten
                Administrative Segregation Housing Units), Series A, 5.25% due 3/01/2020 (a)                                4,799

        2,660   California State University, Systemwide Revenue Bonds, Series A, 5.375% due 11/01/2018 (b)                  2,882

        2,720   California State University, Systemwide Revenue Refunding Bonds, Series A, 5.125% due 11/01/2026 (a)        2,856

        5,950   California State, Various Purpose, GO, 5.50% due 11/01/2033                                                 6,462

       10,000   California State, Various Purpose, GO, Refunding, 4.75% due 3/01/2035 (f)                                  10,259

        4,100   California Statewide Communities Development Authority, COP (Kaiser Permanente), 5.30% due
                12/01/2015 (e)(i)                                                                                           4,229

        3,685   California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial
                Health Services), Series A, 6% due 10/01/2023                                                               4,065

        5,300   California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente),
                Series A, 5% due 4/01/2031                                                                                  5,492

        8,155   Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds (Calleguas Municipal
                Water District Project), Series A, 5% due 7/01/2013 (f)(g)                                                  8,741

        7,000   Capistrano, California, Unified School District, Community Facility District, Special Tax Refunding
                Bonds, 5% due 9/01/2029 (b)                                                                                 7,379

        5,200   Castaic Lake Water Agency, California, Revenue Bonds, COP, Series C, 5% due 8/01/2030 (f)                   5,481

        3,900   Castaic Lake Water Agency, California, Revenue Bonds, COP, Series C, 5% due 8/01/2036 (f)                   4,108

        4,600   Ceres, California, Redevelopment Agency, Tax Allocation Bonds (Ceres Redevelopment Project Area
                Number 1), 5.75% due 11/01/2010 (f)(g)                                                                      4,962

        6,000   Chaffey, California, Union High School District, GO, Series C, 5.375% due 5/01/2023 (e)                     6,447

        3,000   Chino Valley, California, Unified School District, GO (Election of 2002), Series C, 5.25% due
                8/01/2030 (f)                                                                                               3,241

        5,910   Chula Vista, California, Elementary School District, COP, 5% due 9/01/2029 (f)                              6,199

        6,000   Coachella Valley, California, Unified School District, COP, 5% due 9/01/2031 (a)                            6,322

        3,275   Coachella Valley, California, Unified School District, GO (Election of 2005), Series A, 5% due
                8/01/2025 (b)                                                                                               3,468

        2,540   Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90% due 9/15/2025 (f)                    2,772

        4,135   Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series L, 5% due
                10/01/2032 (e)                                                                                              4,306

       12,180   Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital Project), 5.375%
                due 11/01/2017 (f)                                                                                         12,557

        8,500   Corona, California, COP (Clearwater Cogeneration Project), 5% due 9/01/2028 (f)                             8,867

        1,100   El Centro, California, Financing Authority, Water Revenue Bonds, Series A, 5.25% due 10/01/2035 (e)         1,190

        6,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002), Series B, 5%
                due 8/01/2030 (e)                                                                                           6,336

       10,755   Fremont, California, Unified School District, Alameda County, GO, Series A, 5.50% due 8/01/2026 (b)        11,594

        4,295   Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds, Series A, 5.75% due
                6/01/2026 (e)                                                                                               4,600

        6,930   Fullerton, California, Public Financing Authority, Tax Allocation Revenue Bonds, 5% due 9/01/2027 (a)       7,280

        4,390   Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032 (f)                                          4,558

        1,350   Glendora, California, Unified School District, GO (Election of 2005), Series A, 5% due 8/01/2027 (f)        1,431

        2,700   Glendora, California, Unified School District, GO (Election of 2005), Series A, 5.25% due 8/01/2030 (f)     2,931

        5,710   Hanford, California, Joint Unified High School District, GO (Election of 2004), Series A, 4.75% due
                8/01/2029 (e)                                                                                               5,898

        2,500   La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.25% due
                9/01/2024 (a)                                                                                               2,684

        3,050   Little Lake, California, City School District, GO, Refunding, 5.50% due 7/01/2025 (e)                       3,381

       10,260   Lodi, California, Unified School District, GO (Election of 2002), 5% due 8/01/2029 (e)                     10,723

       10,000   Los Angeles, California, Community Redevelopment Agency, Community Redevelopment Financing Authority
                Revenue Bonds (Bunker Hill Project), Series A, 5% due 12/01/2027 (e)                                       10,468

          290   Los Angeles, California, Department of Airports, Airport Revenue Bonds (Los Angeles International
                Airport), AMT, Series D, 5.625% due 5/15/2012 (b)                                                             291

        5,275   Los Angeles, California, Department of Airports, Airport Revenue Bonds, Series A, 5.25% due
                5/15/2019 (b)                                                                                               5,609

        6,800   Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds (Police Headquarters
                Facility and Public Works Building), Series A, 4.75% due 1/01/2031 (b)                                      6,989

        2,880   Los Angeles, California, Unified School District, GO (Election of 2004), Series C, 5% due 7/01/2027 (b)     3,025

        5,000   Los Angeles, California, Unified School District, GO (Election of 2004), Series F, 5% due 7/01/2030 (b)     5,304

        6,015   Los Angeles, California, Unified School District, GO, Refunding, Series B, 4.75% due 7/01/2024 (b)          6,241

        4,000   Los Angeles, California, Unified School District, GO, Refunding, Series B, 4.75% due 7/01/2025 (b)          4,141

        7,000   Los Angeles, California, Unified School District, GO, Series E, 5% due 7/01/2030 (a)                        7,388

        5,000   Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 4.75% due 6/01/2035 (f)       5,131

        5,000   Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5% due
                7/01/2031 (e)                                                                                               5,274

        3,165   Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System), Series A-A-2,
                5.375% due 7/01/2021 (f)                                                                                    3,363

        5,240   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding
                Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2027 (a)                                      5,534

        6,500   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding
                Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)                                      6,865

        2,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding
                Bonds, Proposition C, Second Tier Senior-Series A, 5.25% due 7/01/2010 (b)(g)                               2,124

        8,735   Los Angeles County, California, Public Works Financing Authority, Lease Revenue Refunding Bonds
                (Master Refunding Project), Series A, 5% due 12/01/2028 (f)                                                 9,187

        3,000   Los Rios, California, Community College District, GO (Election of 2002), Series B, 5% due 8/01/2027 (f)     3,153

        2,010   Madera, California, Public Financing Authority, Water and Wastewater Revenue Refunding Bonds, 5% due
                3/01/2036 (f)                                                                                               2,123

        6,865   Merced, California, Community College District, GO (School Facilities District Number 1), 5% due
                8/01/2031 (f)                                                                                               7,281

        5,370   Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5% due
                10/01/2033 (b)                                                                                              5,617

        8,000   Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue
                Bonds, Series A, 5.125% due 9/01/2026 (m)                                                                   8,559

        6,015   Natomas Unified School District, California, GO (Election of 2006), 5% due 8/01/2028 (b)                    6,356

        4,245   Nevada County, California, COP, Refunding, 5.25% due 10/01/2019 (f)                                         4,480

        2,000   New Haven, California, Unified School District, GO, Refunding, 5.75% due 8/01/2020 (e)                      2,190

        4,270   Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2029 (e)                                    4,487

        2,000   Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M. Harris State Office
                Building), Series A, 5.50% due 4/01/2008 (a)(g)                                                             2,063

        1,245   Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625% due 7/01/2012 (f)                   1,278

        6,360   Orange County, California, Public Financing Authority, Lease Revenue Refunding Bonds (Juvenile
                Justice Center Facility), 5.375% due 6/01/2018 (a)                                                          6,875

       10,000   Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer and Headworks
                Projects), Series A, 5.25% due 6/01/2034 (b)                                                               10,708

        9,645   Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20% due 8/01/2030 (f)         11,247

        1,275   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention Center
                Project), Series A, 5.50% due 11/01/2035 (f)                                                                1,409

        4,640   Palmdale, California, Water District Public Facility Corporation, COP, 5% due 10/01/2029 (b)                4,856

        5,000   Placentia-Yorba Linda, California, Unified School District, COP, 5% due 10/01/2030 (b)                      5,251

        5,000   Placentia-Yorba Linda, California, Unified School District, GO (Election of 2002), Series C, 5% due
                8/01/2029 (f)                                                                                               5,287

            3   Port of Oakland, California, AMT, RIB, Series 1192, 6.89% due 11/01/2027 (b)(h)                                 3

        7,500   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (b)                         7,908

        3,000   Riverside, California, COP, 5% due 9/01/2028 (a)                                                            3,130

        6,000   Riverside, California, Unified School District, GO (Election of 2001), Series A, 5.25% due
                2/01/2023 (b)                                                                                               6,403

        7,515   Riverside, California, Unified School District, GO (Election of 2001), Series B, 5% due 8/01/2030 (f)       7,976

        4,500   Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding Bonds (Riverside
                County Hospital Project), Series B, 5.70% due 6/01/2016 (f)                                                 4,959

        3,000   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds (Community Rein
                Capital Program), Series A, 5% due 12/01/2036 (a)                                                           3,169

        6,000   Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds, Series A, 5%
                due 12/01/2035 (a)                                                                                          6,317

        2,565   Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)                            2,698

        5,000   San Bernardino, California, City Unified School District, GO, Series A, 5% due 8/01/2028 (e)                5,245

          385   San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT, Series A-1, 6.25%
                due 12/01/2031 (d)                                                                                            392

        2,720   San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds (Centre City
                Redevelopment Project), Series A, 5.25% due 9/01/2024 (a)                                                   2,952

        2,860   San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds (Centre City
                Redevelopment Project), Series A, 5.25% due 9/01/2025 (a)                                                   3,100

        5,400   San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT, Series A, 5.25% due
                9/01/2019 (f)                                                                                               5,765

        3,570   San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due 7/01/2022 (f)                 3,842

        5,200   San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due 7/01/2031 (f)                 5,587

        7,350   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due 5/01/2030 (e)     7,714

       10,000   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due 5/01/2031 (e)    10,488

        9,630   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds,
                Series A, 5% due 7/01/2030 (f)                                                                             10,178

        6,455   San Francisco, California, City and County Airport Commission, International Airport Revenue
                Refunding Bonds, Second Series 28B, 5.25% due 5/01/2012 (f)(g)                                              6,931

        3,000   San Francisco, California, City and County Airport Commission, International Airport Revenue
                Refunding Bonds, Second Series 28B, 5.25% due 5/01/2012 (f)(g)                                              3,221

        5,000   San Francisco, California, City and County Airport Commission, International Airport Revenue
                Refunding Bonds, Second Series, Issue 32G, 5% due 5/01/2026 (b)                                             5,292

        1,000   San Francisco, California, City and County Airport Commission, International Airport, Special
                Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10% due 1/01/2020 (e)               1,039

          985   San Francisco, California, City and County Airport Commission, International Airport, Special
                Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.125% due 1/01/2027 (e)              1,024

        1,735   San Francisco, California, Community College District, GO, Refunding, Series A, 5.375% due 6/15/2019 (b)    1,851

        1,730   San Francisco, California, Community College District, GO, Refunding, Series A, 5.375% due 6/15/2020 (b)    1,845

        1,925   San Francisco, California, Community College District, GO, Refunding, Series A, 5.375% due 6/15/2021 (b)    2,053

        4,135   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (f)                                 4,313

        1,632   San Jose, California, Financing Authority, Lease Revenue Refunding Bonds, DRIVERS, Series 1280Z,
                6.111% due 12/01/2010 (a)(h)                                                                                1,745

        4,250   San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (f)                  4,442

       10,000   San Mateo County, California, Community College District, GO (Election of 2005), Series B, 4.50%
                due 9/01/2034 (f)(o)                                                                                        2,799

        4,350   San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%
                due 6/01/2029 (f)                                                                                           4,595

        2,595   Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore North Project),
                Series A, 5.25% due 6/01/2019 (a)                                                                           2,700

        5,500   Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due 7/01/2028 (f)                5,745

        1,100   Santa Clara Valley, California, Water District, Water Utility System Revenue, Series A, 5.125%
                due 6/01/2010 (b)(g)                                                                                        1,151

        3,000   Santa Rosa, California, High School District, GO, 5.375% due 8/01/2026 (e)                                  3,193

        2,500   Santa Rosa, California, High School District, GO (Election of 2002), 5% due 8/01/2028 (f)                   2,613

        6,750   Shasta, California, Joint Powers Financing Authority, Lease Revenue Bonds (County Administration
                Building Project), Series A, 5% due 4/01/2033 (f)                                                           7,014

        1,645   South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds (South Tahoe
                Redevelopment Project Area Number 1), Series A, 5% due 10/01/2029 (e)                                       1,722

        5,000   Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia Power Project),
                Series A-1, 5% due 7/01/2033 (a)                                                                            5,203

        2,600   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital
                Improvement Projects), Series A, 5% due 10/01/2031 (f)                                                      2,746

        1,055   Stockton, California, Public Financing Revenue Refunding Bonds, Series A, 5.875% due 9/02/2016 (e)          1,064

        1,500   Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due 11/01/2016 (e)                          1,639

        6,000   Tracy, California, Community Development Agency, Tax Allocation Refunding Bonds, Series A, 5% due
                3/01/2034 (a)                                                                                               6,232

        3,000   Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5% due 9/15/2033 (b)          3,137

       14,830   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due 9/01/2011 (e)(g)      15,780

        4,790   University of California Revenue Bonds, Series O, 5.125% due 9/01/2010 (b)(g)                               5,078

        3,395   Ventura County, California, Community College District, GO, Refunding, Series A, 5% due 8/01/2027 (f)       3,548

        2,550   Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (b)                              2,665

        2,185   Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds (Walnut Improvement
                Project), 5.375% due 9/01/2021 (a)                                                                          2,326

        6,690   West Contra Costa, California, Unified School District, GO (Election of 2002), Series B, 5% due
                8/01/2032 (e)                                                                                               6,944


Puerto Rico - 8.0%

        5,000   Puerto Rico Commonwealth, GO, 4.875% due 7/01/2023 (f)                                                      5,104

        4,335   Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (f)(g)                                4,609

       10,000   Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 7.62% due 8/01/2012 (e)(h)                      11,153

       20,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.75%
                due 2/01/2007 (g)                                                                                          20,000

                Total Municipal Bonds (Cost - $687,303) - 138.7%                                                          711,233



                Municipal Bonds Held in Trust (l)
California - 30.6%

       19,870   California State, Veterans, GO, Refunding, AMT, Series B, 5.70% due 12/01/2032 (a)                         20,289

       10,000   East Bay Municipal Utility District, California, Water System Revenue Bonds, Sub-Series A, 5% due
                6/01/2035 (f)                                                                                              10,557

       15,150   Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.375% due 5/15/2024                          15,875
       16,000   Los Angeles, California, Department of Water and Power, Power System Revenue Refunding Bonds,
                Series A, Sub-Series A-2, 5% due 7/01/2027 (f)                                                             16,713

        9,180   Port of Oakland, California, Port Revenue Bonds, AMT, Series K, 5.75% due 11/01/2012 (b)                    9,677

       10,820   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2013 (b)                        11,406

       19,035   Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due 11/01/2027 (b)             20,156

       24,710   San Diego, California, Certificates of Undivided Interest Revenue Bonds (Water Utility Fund),
                5.20% due 8/01/2024 (b)                                                                                    25,402

       10,500   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds,
                Series A, 5% due 7/01/2034 (f)                                                                             11,090

        8,137   San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project),
                Series B, 5% due 6/01/2032 (a)                                                                              8,417

        7,300   San Jose, California, Redevelopment Agency, Tax Allocation Bonds (Housing Set-Aside Merged Area),
                AMT, Series E, 5.85% due 8/01/2027 (f)                                                                      7,511

                Total Municipal Bonds Held in Trust (Cost - $155,083) - 30.6%                                             157,093



       Shares
         Held   Short-Term Securities
          761   CMA California Municipal Money Fund, 2.99% (j)(k)                                                             761

                Total Short-Term Securities (Cost - $761) - 0.1%                                                              761

                Total Investments (Cost - $843,147*) - 169.4%                                                             869,087
                Liabilities in Excess of Other Assets - (0.1%)                                                              (644)
                Liability for Trust Certificates, Including Interest Expense Payable - (15.7%)                           (80,345)
                Preferred Stock, at Redemption Value - (53.6%)                                                          (275,170)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $   512,928
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          763,277
                                                 ==================
    Gross unrealized appreciation                $           26,582
    Gross unrealized depreciation                             (722)
                                                 ------------------
    Net unrealized appreciation                  $           25,860
                                                 ==================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) Prerefunded.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Escrowed to maturity.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA California Municipal Money Fund          (363)               $135


(k) Represents the current yield as of January 31, 2007.

(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(m) Assured Guaranty Insured.

(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(o) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield California Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield California Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield California Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield California Insured Fund, Inc.


Date:  March 26, 2007